UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2014 – NOVEMBER 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2014

AMG Managers Essex Small/Micro Cap Growth Fund

Investor Class: MBRSX

www.amgfunds.com |	SAR015-1114

AMG Managers Essex Small/Micro Cap Growth Fund

Semi-Annual Report—November 30, 2014 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Financial Highlights	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2014	Expense Ratio for the Period	Beginning Account Value 6/01/14	Ending Account Value 11/30/14	Expenses Paid During the Period*
AMG Managers Essex Small/Micro Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.49%	$1,000	$1,075	$7.75
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance (unaudited)

Periods ended November 30, 2014

The table below shows the average annual total returns for the AMG Managers Essex Small/Micro Cap Growth Fund and the Russell 2000® Growth Index for the same time periods ended November 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Essex Small/Micro Cap Growth Fund[2,3,4,5,6]
Investor Class	7.48%	4.25%	18.19%	8.23%
Russell 2000® Growth Index[7]	6.56%	4.66%	18.04%	8.61%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]	The performance information for the Fund’s Investor Class shares (formerly Class A shares, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Additionally, the Fund’s Class C shares converted to Investor Class shares.
[5]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[6]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information and reliance on a limited number of products.
[7]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Essex Small/Micro Cap Growth Fund

Fund Snapshots (unaudited)

November 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Essex Small/Micro Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	22.8%	25.8%
Health Care	22.5%	23.3%
Industrials	18.9%	14.5%
Consumer Discretionary	9.6%	15.9%
Materials	7.3%	4.7%
Consumer Staples	5.3%	3.8%
Financials	4.9%	7.7%
Energy	4.7%	3.3%
Telecommunication Services	0.0%	0.8%
Utilities	0.0%	0.2%
Other Assets and Liabilities	4.0%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Covenant Transportation Group, Inc., Class A	2.0%
Callidus Software, Inc.	2.0
AtriCure, Inc.*	1.9
Live Nation Entertainment, Inc.*	1.7
Proofpoint, Inc.	1.6
Affymetrix, Inc.*	1.6
Dyax Corp.	1.5
IGI Laboratories, Inc.*	1.5
ICON PLC	1.4
Pericom Semiconductor Corp.	1.4

Top Ten as a Group	16.6%

*	Top Ten Holding at May 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2014

	Shares	Value
Common Stocks—96.0%
Consumer Discretionary—9.6%
Big Lots, Inc.	7,999	$406,349
Career Education Corp.*	69,209	405,565
Cavco Industries, Inc.*	6,074	450,266
Cherokee, Inc.	24,575	441,121
DeVry Education Group, Inc.	8,290	405,049
EVINE Live, Inc.*	69,074	424,114
iRobot Corp.*	10,638	387,436
Live Nation Entertainment, Inc.*	24,061	644,835
Total Consumer Discretionary		3,564,735
Consumer Staples—5.3%
The Fresh Market, Inc.*,1	10,319	422,666
The Hain Celestial Group, Inc.*	3,642	412,347
IGI Laboratories, Inc.*	52,241	546,963
Inventure Foods, Inc.*	31,114	429,684
SunOpta, Inc.*	13,334	159,075
Total Consumer Staples		1,970,735
Energy—4.7%
Aegean Marine Petroleum Network, Inc.[1]	33,232	324,012
Alon USA Energy, Inc.	25,108	350,508
Forbes Energy Services, Ltd.*	39,023	77,656
Matador Resources Co.*	22,125	389,179
Penn Virginia Corp.*	25,173	129,137
Tsakos Energy Navigation, Ltd.	37,701	269,562
U.S. Energy Corp.*	119,787	198,846
Total Energy		1,738,900
Financials—4.9%
AMERISAFE, Inc.	9,467	394,679
Cohen & Steers, Inc.[1]	8,856	383,199
Evercore Partners, Inc., Class A	6,840	345,420
First Merchants Corp.	15,853	340,047
Stewart Information Services Corp.	10,699	379,707
Total Financials		1,843,052
Health Care—22.5%
Acadia Healthcare Co., Inc.*	7,933	491,925
Addus HomeCare Corp.*	14,945	344,931
Affymetrix, Inc.*	64,839	591,980
Alphatec Holdings, Inc.*	149,048	190,781
AtriCure, Inc.*	37,527	702,881
BioTelemetry, Inc.*	23,726	234,176

	Shares	Value
Cardiovascular Systems, Inc.*	14,320	$439,051
Cutera, Inc.*	36,435	369,451
DexCom, Inc.*	9,629	495,508
Digirad Corp.	33,662	124,213
Dyax Corp.*	39,095	548,894
Fluidigm Corp.*	8,238	253,978
HealthStream, Inc.*	14,108	404,194
Heska Corp.*	7,709	120,183
Icad, Inc.*	33,273	333,728
ICON PLC*	9,344	518,966
Iridex Corp.*	42,700	360,815
OraSure Technologies, Inc.*	49,177	443,085
Pacific Biosciences of California, Inc.*	67,585	456,875
Pernix Therapeutics Holdings, Inc.*	37,825	392,245
Supernus Pharmaceuticals, Inc.*	42,319	374,946
Trinity Biotech PLC, Sponsored ADR	10,672	183,132
Total Health Care		8,375,938
Industrials—18.9%
Capstone Turbine Corp.*	244,289	205,203
Chart Industries, Inc.*	3,477	138,072
Commercial Vehicle Group, Inc.*	53,802	352,403
Covenant Transportation Group, Inc., Class A*	28,663	753,264
CRA International, Inc.*	16,390	487,603
CTPartners Executive Search, Inc.*	17,842	378,250
FuelCell Energy, Inc.*	95,668	159,766
Insteel Industries, Inc.	16,923	369,429
Kforce, Inc.	18,672	435,804
Knoll, Inc.	19,168	355,183
Korn/Ferry International*	14,702	399,159
Manitex International, Inc.*	33,952	373,812
Matson, Inc.	7,736	272,385
Orion Energy Systems, Inc.*	66,906	299,739
PGT, Inc.*	33,122	311,678
PowerSecure International, Inc.*	21,030	210,721
Radiant Logistics, Inc.*	62,675	242,552
WageWorks, Inc.*	6,834	399,242
Willdan Group, Inc.*	22,864	416,582
XPO Logistics, Inc.*,1	13,013	503,343
Total Industrials		7,064,190
Information Technology—22.8%
Autobytel, Inc.*	36,952	392,800

The accompanying notes are an integral part of these financial statements.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—22.8% (continued)
AXT, Inc.*	70,789	$181,928
Barracuda Networks, Inc.*	12,233	439,532
Calix, Inc.*	38,429	407,347
Callidus Software, Inc.*	46,984	750,334
Cardtronics, Inc.*	12,560	491,850
DSP Group, Inc.*	38,690	418,626
GrubHub, Inc.*,1	9,556	351,661
Infoblox, Inc.*	24,986	449,748
Interactive Intelligence Group, Inc.*	8,980	406,165
LogMeln, Inc.*	8,794	444,713
Mellanox Technologies, Ltd.*	8,300	353,995
OPOWER, Inc.*,1	22,097	344,050
Pericom Semiconductor Corp.*	40,447	514,081
PFSweb, Inc.*	43,311	472,956
Pixelworks, Inc.*,1	43,090	207,694
Proofpoint, Inc.*	13,851	601,410
PROS Holdings, Inc.*	15,066	430,888
Sigma Designs, Inc.*	79,229	361,284
Tower Semiconductor, Ltd.*,1	36,825	473,570
Total Information Technology		8,494,632
Materials—7.3%
A. Schulman, Inc.	10,693	409,114
AK Steel Holding Corp.*	46,283	273,995
Boise Cascade Co.*	11,441	408,329
Codexis, Inc.*	79,495	178,864
Globe Specialty Metals, Inc.	13,841	239,865
Headwaters, Inc.*	26,332	368,648
U.S. Concrete, Inc.*	16,517	466,110
Wausau Paper Corp.	37,280	370,936
Total Materials		2,715,861
Total Common Stocks (cost $26,128,619)		35,768,043

	Principal Amount	Value
Short-Term Investments—9.3%
Repurchase Agreements—5.8%[2]
Bank of Nova Scotia, dated 11/28/14, due 12/01/14, 0.080%, total to be received $163,712 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 01/08/15 - 08/15/44, totaling $166,986)	$163,711	$163,711
Cantor Fitzgerald Securities, Inc., dated 11/28/14 due 12/01/14, 0.130%, total to be received $1,000,011 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 10/20/64,totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities, Inc., dated 11/28/14, due 12/01/14, 0.100%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 12/05/14 - 08/20/62, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,163,711

	Shares
Other Investment Companies—3.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,307,936	1,307,936
Total Short-Term Investments (cost $3,471,647)		3,471,647
Total Investments—105.3% (cost $29,600,266)		39,239,690
Other Assets, less Liabilities—(5.3)%		(1,971,078)
Net Assets—100.0%		$37,268,612

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $30,148,328 for federal income tax purposes at November 30, 2014, the aggregate gross unrealized appreciation and depreciation were $9,815,700 and $724,338, respectively, resulting in net unrealized appreciation of investments of $9,091,362.

*	Non-income producing security.

[1]	Some or all of these securities, amounting to a market value of $2,094,730, or 5.6% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.

[3]	Yield shown represents the November 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of November 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$35,768,043	—	—	$35,768,043
Short-Term Investments
Repurchase Agreements	—	$2,163,711	—	2,163,711
Other Investment Companies	1,307,936	—	—	1,307,936

Total Investments in Securities	$37,075,979	$2,163,711	—	$39,239,690

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

November 30, 2014

Assets:
Investments at value* (including securities on loan valued at $2,094,730)	$39,239,690
Receivable for investments sold	491,537
Receivable for Fund shares sold	45,060
Dividends, interest and other receivables	23,408
Receivable from affiliate	2,151
Prepaid expenses	16,549
Total assets	39,818,395
Liabilities:
Payable upon return of securities loaned	2,163,711
Payable for investments purchased	278,947
Payable for Fund shares repurchased	44,610
Accrued expenses:
Investment advisory and management fees	30,721
Distribution fees	7,680
Professional fees	6,828
Trustees fees and expenses	383
Other	16,903
Total liabilities	2,549,783
Net Assets	$37,268,612
Net Assets Represent:
Paid-in capital	$25,160,887
Undistributed net investment loss	(315,539)
Accumulated net realized gain from investments	2,783,840
Net unrealized appreciation of investments	9,639,424
Net Assets	$37,268,612
Shares outstanding	1,297,241
Net asset value, offering and redemption price per share	$28.73
* Investments at cost	$29,600,266

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended November 30, 2014

Investment Income:
Dividend income	$79,642 [1]
Securities lending income	37,864
Total investment income	117,506
Expenses:
Investment advisory and management fees	191,180
Distribution fees	47,795
Professional fees	12,904
Registration fees	12,576
Report to shareholders	12,558
Custodian	7,223
Transfer agent	6,375
Trustees fees and expenses	756
Miscellaneous	591
Total expenses before offsets	291,958
Expense reimbursements	(7,095)
Net expenses	284,863
Net investment loss	(167,357)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	841,034
Net change in unrealized appreciation (depreciation) of investments	2,094,752
Net realized and unrealized gain	2,935,786
Net increase in net assets resulting from operations	$2,768,429

[1]	Includes non-recurring dividends of $14,129.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2014 (unaudited) and the fiscal year ended May 31, 2014

	November 30, 2014	May 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(167,357)	$(405,075)
Net realized gain on investments	841,034	5,397,000
Net change in unrealized appreciation (depreciation) of investments	2,094,752	690,577
Net increase in net assets resulting from operations	2,768,429	5,682,502
Distributions to Shareholders:
From net realized gain on investments	—	(4,556,653)
Total distributions to shareholders	—	(4,556,653)
Capital Share Transactions:
Proceeds from sale of shares	4,088,505	40,723,676
Reinvestment of dividends and/or distributions	—	3,887,316
Cost of shares repurchased	(11,397,338)	(29,772,518)
Net increase (decrease) from capital share transactions	(7,308,833)	14,838,474
Total increase (decrease) in net assets	(4,540,404)	15,964,323
Net Assets:
Beginning of period	41,809,016	25,844,693
End of period	$37,268,612	$41,809,016
End of period undistributed net investment loss	$(315,539)	$(148,182)

Capital Share Transactions:
Sale of shares	149,743	1,400,442
Reinvested shares from dividends and distributions	—	137,995
Shares repurchased	(416,541)	(1,077,986)
Net increase (decrease) in shares	(266,798)	460,451

The accompanying notes are an integral part of these financial statements.

AMG Managers Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2014	For the fiscal years ended May 31,
Investor Class	(unaudited)	2014	2013*	2012	2011	2010
Net Asset Value, Beginning of Period	$26.73	$23.42	$17.72	$20.97	$15.28	$12.17
Income from Investment Operations:
Net investment loss[1]	(0.12)[9]	(0.28)[8]	(0.15)[4]	(0.19)	(0.17)	(0.16)
Net realized and unrealized gain (loss) on investments[1]	2.12	6.85	5.85	(3.06)	5.86	3.27
Total from investment operations	2.00	6.57	5.70	(3.25)	5.69	3.11
Distributions to Shareholders from:
Net realized gain on investments	—	(3.26)	—	—	—	—
Net Asset Value, End of Period	$28.73	$26.73	$23.42	$17.72	$20.97	$15.28
Total Return[2]	7.48%[10]	27.35%	32.17%	(15.50)%	37.24%[5]	25.55%[5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.49%[11]	1.50%[6]	1.50%[7]	1.45%	1.40%	1.43%
Ratio of expenses to average net assets (with offsets)	1.49%[11]	1.50%[6]	1.50%[7]	1.45%	1.40%	1.43%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.53%[11]	1.50%[6]	1.51%[7]	1.45%	1.40%	1.43%
Ratio of net investment loss to average net assets[2]	(0.88)%[11]	(1.00)%[6]	(0.76)%[7]	(1.05)%	(0.99)%	(1.09)%
Portfolio turnover	36%	130%	77%	74%	88%	101%
Net assets at end of period (000’s omitted)	$37,269	$41,809	$25,845	$77,030	$169,885	$160,830

Notes to Financial Highlights (unaudited)

*	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17).
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.009% of average net assets.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.30).
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.13).
[10]	Not Annualized.
[11]	Annualized.

Notes to Financial Statements (unaudited)

November 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Essex Small/Micro Cap Growth Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

12

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2014, the Fund’s custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2014, overdraft fees for the Fund equaled $7.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of May 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2014, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2015, such amounts may be used to offset future realized capital gains, for an unlimited time period.

13

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At November 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 30%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At November 30, 2014, the market value of repurchase agreements outstanding was $2,163,711.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Essex Investment Management Company, LLC (“Essex”). AMG indirectly owned a majority interest in Essex until October 1, 2012, when AMG sold its entire ownership interest in Essex to the management team at Essex.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended November 30, 2014, the Fund paid an investment management fee at the annual rate of 1.00% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 1.49% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the AMG Funds’ Board of Trustees, or in the event of the Fund’s liquidation unless the

Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended November 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 05/31/14	$4,490
Additional Reimbursements	7,095
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 11/30/14	$11,585

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1

14

Notes to Financial Statements (continued)

under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares.

The Securities and Exchange Commission has granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2014, the Fund neither borrowed from nor lent to other Funds in the AMG Funds family.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended November 30, 2014, were $13,457,485 and $21,190,235, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At November 30, 2014, the value of the securities loaned and cash collateral received was $2,094,730 and $2,163,711, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For security lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of November 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset In the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Received	Net Amount
Bank of Nova Scotia	$163,711	$163,711	—	—
Cantor Fitzgerald Securities, Inc.	1,000,000	1,000,000	—	—
Nomura Securities, Inc.	1,000,000	1,000,000	—	—

Total	$2,163,711	$2,163,711	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

15

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT ON JUNE 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Managers Essex Small/Micro Cap Growth Fund (formerly Essex Small/Micro Cap Growth Fund) (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above, above, above and at, respectively, the median performance of the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund ranked in the top 1% of the Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is no longer affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.49%. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International

Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	January 30, 2015